Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.

(215) 564-8521

jfeinourjr@stradley.com

September 12, 2014

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:          RevenueShares ETF Trust (the “Registrant”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 23/25 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The purpose of this Amendment is to register a new series of shares of the Registrant, designated as the RevenueShares Global Growth Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

U.S. Securities and Exchange Commission
September 12, 2014

If you have any questions or comments regarding this filing, please call me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.